ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE GNMA FUND
Unaudited		August 31, 2007
Portfolio of Investments †
(Amounts in 000s)	$ Par/Shares	Value

ASSET-BACKED SECURITIES 1.0%

Auto Backed 0.7%
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (1)	7,625	7,650
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (1)	1,120	1,126

		8,776

Other Asset-Backed Securities 0.3%
Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (1)	2,343	2,383
Marriott Vacation Club Owner Trust
Series 2006-2A, Class A
5.362%, 10/20/28 (1)	1,260	1,231

		3,614

Total Asset-Backed Securities (Cost $12,368)		12,390

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 7.9%

Commercial Mortgage Backed Securities 6.6%
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.895%, 9/11/38	13,100	13,258
Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A4, CMO, VR
5.40%, 7/15/44	3,050	2,994
Commercial Mortgage PTC
Series 2007-C9, Class A4, CMO, VR
6.01%, 12/10/49	6,500	6,553
Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	5,000	4,874
Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	6,350	6,220

Greenwich Capital Commercial Funding
Series 2007-GG9, Class A4, CMO
5.444%, 3/10/39	6,700	6,588

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	5,145	4,857

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	15,500	15,071

Morgan Stanley Capital I
Series 2006-T23, Class A4, CMO
5.983%, 8/12/41	6,555	6,685

Morgan Stanley Capital I
Series 2007-IQ15, Class A4, CMO
6.078%, 6/11/49	5,775	5,841

Morgan Stanley Capital I
Series 2007-T27, Class A4, CMO
5.804%, 6/11/42	6,400	6,428

Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4, CMO, VR
5.572%, 10/15/48	6,225	6,193

		85,562

Whole Loans Backed 1.3%
Wells Fargo Mortgage Backed Securities Trust
Series 2003-O, Class 5A1, CMO, VR
4.797%, 1/25/34	3,163	3,063

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, VR
4.545%, 3/25/35	2,053	1,994

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 3A1, CMO, VR
4.939%, 3/25/35	2,117	2,081
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, ARM
6.027%, 9/25/36	5,141	5,158
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR16, Class A1, CMO, VR
5.67%, 10/25/36	4,329	4,304
		16,600

Total Non-U.S. Government Mortgage-Backed Securities (Cost $101,784)		102,162

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 88.6%
U.S. Government Agency Obligations(2) 3.7%
Federal Home Loan Mortgage, ARM
5.068%, 3/1/36	2,293	2,253
5.133%, 1/1/36	5,737	5,712
5.401%, 2/1/37	2,341	2,320
5.984%, 12/1/36	5,043	5,002
6.012%, 11/1/36	2,585	2,559
6.045%, 10/1/36	2,619	2,638
6.133%, 10/1/36	2,721	2,703
6.221%, 8/1/36	3,068	3,060
Federal National Mortgage Assn., 5.00%, 10/1/21-7/1/33	10,132	9,774
Federal National Mortgage Assn., ARM
5.543%, 7/1/36	4,861	4,882
5.984%, 9/1/36	1,508	1,509
5.992%, 8/1/36	3,298	3,351
6.037%, 12/1/36	1,911	1,930
U.S. Department of Veteran Affairs, CMO, VR, 9.597%, 3/15/25	363	390
		48,083
U.S. Government Obligations 84.9%
Government National Mortgage Assn.
4.00%, 9/15/18	9,533	8,999
4.50%, 2/15/21 - 1/15/34	10,825	10,228
5.00%, 10/15/17 - 8/20/35	208,647	201,390
5.50%, 7/15/14 - 8/15/37 (3)	369,890	364,051
6.00%, 11/15/08 - 8/20/37	288,056	289,676
6.50%, 12/15/14 - 8/20/37	106,411	108,709
7.00%, 3/15/13 - 10/20/36	35,447	36,596
7.50%, 9/15/12 - 9/15/32	10,707	11,174
8.00%, 3/15/14 - 3/15/30	6,484	6,789
8.50%, 7/15/08 - 2/20/23	1,474	1,543
9.00%, 4/15/18 - 9/15/24	779	835
9.25%, 10/15/16 - 12/15/19	132	141
9.50%, 6/15/09 - 12/15/24	405	435
9.75%, 7/15/17 - 2/15/21	116	127
10.00%, 2/15/16 - 3/15/26	1,697	1,830
10.25%, 9/20/16	18	20
10.50%, 2/15/13 - 10/15/21	223	237
11.00%, 2/15/10 - 7/20/20	146	158
11.50%, 8/15/10 - 11/15/19	245	266
12.00%, 10/15/10 - 6/15/15	394	431
12.25%, 3/15/14 - 7/20/15	41	45
12.50%, 4/15/10 - 1/20/16	152	170
12.75%, 12/20/13 - 11/20/14	31	34
13.00%, 1/15/11 - 9/20/15	119	137
13.50%, 5/15/10 - 9/15/14	71	77
Government National Mortgage Assn., CMO
5.50%, 5/20/31 - 2/20/32	30,885	30,868
6.50%, 10/20/27 - 11/20/31	22,761	23,647
Government National Mortgage Assn., CMO, Principal Only
3/16/28 - 7/20/34	3,197	2,380
		1,100,993
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $1,161,952)		1,149,076
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 1.7%
U.S. Treasury Obligations 1.7%
U.S. Treasury Notes, 3.00%, 2/15/09	11,000	10,811
U.S. Treasury Notes, 4.75%, 5/31/12	10,250	10,465
U.S. Treasury Notes, 5.125%, 5/15/16	1,150	1,200
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $22,139)		22,476
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Reserve Investment Fund, 5.51% (4)(5)	4,233	4,233
Total Short-Term Investments (Cost $4,233)		4,233
Total Investments in Securities
99.5% of Net Assets (Cost $1,302,476)		$1,290,337

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$12,390 and represents 1.0% of net assets.
(2)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(3)	All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2007.
(4)	Seven-day yield
(5)	Affiliated company – see Note 4
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
PTC	Pass-Through Certificate
VR	Variable Rate; rate shown is effective rate at period-end.

T. Rowe Price GNMA Fund
Unaudited	August 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price GNMA Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income consistent with high overall credit quality and moderate price fluctuation by investing at least 80% of its total assets in GNMA securities backed by the full faith and credit of the U.S. government.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $1,302,476,000. Net unrealized loss aggregated $12,134,000 at period-end, of which $6,801,000 related to appreciated investments and $18,935,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended August 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $1,596,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at August 31, 2007, and May 31, 2007, was $4,233,000 and $123,776,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price GNMA Fund

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	October 22, 2007